Earnings per Unit and Cash Distributions (Tables)	6 Months Ended
Jun. 30, 2019
Earnings per Unit and Cash Distributions
Schedule of calculations of basic and diluted earnings per unit

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands, except per unit data)	2019	2018	2019	2018
Net income	$8,176	$21,681	$21,045	$52,405
Less: Series A Preferred unitholders’ interest in net income	1,800	1,800	3,600	3,600
Net income attributable to the unitholders of KNOT Offshore Partners LP	6,376	19,881	17,445	48,805
Less: Distributions (2)	18,034	18,034	36,068	36,068
Under (over) distributed earnings	(11,658)	1,847	(18,623)	12,737
Under (over) distributed earnings attributable to:
Common unitholders (3)	(11,442)	1,813	(18,279)	12,502
General Partner	(215)	34	(344)	235
Weighted average units outstanding (basic) (in thousands):
Common unitholders	32,694	32,694	32,694	32,694
General Partner	615	615	615	615
Weighted average units outstanding (diluted) (in thousands):
Common unitholders (4)	32,694	36,355	32,694	36,360
General Partner	615	615	615	615
Earnings per unit (basic)
Common unitholders	$0.191	$0.597	$0.524	$1.465
General Partner	0.191	0.597	0.524	1.465
Earnings per unit (diluted):
Common unitholders (4)	$0.191	$0.585	$0.524	$1.415
General Partner	0.191	0.597	0.524	1.465
Cash distributions declared and paid in the period per unit (5)	0.520	0.520	1.040	1.040
Subsequent event: Cash distributions declared and paid per unit relating to the period (6)	0.520	0.520	1.040	1.040
(1)	Earnings per unit have been calculated in accordance with the cash distribution provisions set forth in the Partnership Agreement.
(2)

This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the record date. This includes cash distributions to the IDR holder (KNOT) for the three months ended June 30, 2019 and 2018 of $0.7 million and for the six months ended June 30, 2019 and 2018 of $1.4 million.

(3)

This includes the net income attributable to the IDR holder. The net income attributable to IDRs for the three months ended June 30, 2019 and 2018 was $0.7 million and for the six months ended June 30, 2019 and 2018 was $1.4.

(4)

Diluted weighted average units outstanding and earnings per unit diluted for the three and six months ended June 30, 2019 does not reflect any potential common shares relating to the convertible preferred units since the assumed issuance of any additional shares would be anti-dilutive.

(5)	Refers to cash distributions declared and paid during the period.
(6)	Refers to cash distributions declared and paid subsequent to the period end.